Fair value measurements (Financial assets and liabilities measured at fair value on recurring basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Derivative assets	$ 11,664	$ 69,105
Liabilities
Derivative liabilities (Note 11)	97,066	29,321
Recurring
Assets
Derivative assets	11,664	69,105
Liabilities
Derivative liabilities (Note 11)	97,066	29,321
Recurring | Level 1
Assets
Derivative assets	0	0
Liabilities
Derivative liabilities (Note 11)	0	0
Recurring | Level 2
Assets
Derivative assets	11,664	69,105
Liabilities
Derivative liabilities (Note 11)	97,066	29,321
Recurring | Level 3
Assets
Derivative assets	0	0
Liabilities
Derivative liabilities (Note 11)	$ 0	$ 0